Financing instruments payable - Debt securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	R$ 5,037,089	R$ 5,513,741
Notes and debentures issued	0	1,251,256
Debt instruments issued	5,037,089	6,764,997
Current debt instruments issued	2,574,072	1,610,800
Non-current debt instruments issued	2,463,017	5,154,197
Not later than one year [member]
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	2,574,072	359,544
Notes and debentures issued	0	1,251,256
Debt instruments issued	2,574,072	1,610,800
Later than one year and not later than five years [member]
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	2,463,017	5,154,197
Notes and debentures issued	0	0
Debt instruments issued	R$ 2,463,017	R$ 5,154,197